PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2011	2010

Cost:

Computers and software	$2,107	$2,197
Office furniture and equipment	1,037	1,027
Leasehold improvements and real estate	1,408	1,417
Motor Vehicles	365	205
	4,917	4,846

Accumulated depreciation:

Computers and software	2,002	2,024
Office furniture and equipment	615	594
Leasehold improvements and real estate	942	930
Motor vehicles	192	163

	3,751	3,711

Depreciated cost	$1,166	$1,135

Depreciation expenses amounted to $ 280, $ 241 and $ 199 for the years ended December 31, 2011, 2010 and 2009, respectively.